LEGG MASON INVESTMENT TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON TAX FREE INCOME FUND

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A AND SCHEDULE B

Effective August 1, 2012, for each fund listed in Schedule A and Schedule B unless otherwise noted, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, for each fund listed in Schedule A and Schedule B that offers Class R1 shares, Class R1 shares will be closed to new purchases.

The following amends anything to the contrary in the section of the Prospectus titled “Choosing a class of shares to buy” to the extent that such fund offers such classes:

When choosing between Class A and Class C shares, you should be aware that, generally speaking, the larger the size of your investment and the longer your investment horizon, the more likely it will be that Class C shares will not be as advantageous as Class A shares. The annual distribution and/or service fees on Class C shares may cost you more over the longer term than the front-end sales charge and service fees you would have paid for larger purchases of Class A shares. If you are eligible to purchase Class I shares, you should be aware that Class I shares are not subject to a front-end sales charge and generally have lower annual expenses than Class A or Class C shares.

More information about the fund’s classes of shares is available through the Legg Mason funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•	The contingent deferred sales charges that apply to the redemption of Class B shares, Class C shares and certain Class A shares

The following amends anything to the contrary in the section of the Prospectus titled “Comparing the fund’s classes” to the extent that such fund offers such classes:

Contingent deferred sales charge
Class A	1.00% on purchases of $1 million or more if you redeem within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012); waived for certain investors

The following amends anything to the contrary in the section of the Prospectus titled “Sales charges – Investments of $1 million or more”; the section of the SAI titled “Purchase of Shares” for each fund listed on Schedule A; and the section of the SAI titled “Additional Purchase and Redemption Information” for each fund listed on Schedule B:

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012), you will pay a contingent deferred sales charge of 1.00%.

The following amends anything to the contrary in the section of the Prospectus titled “Retirement and Institutional Investors – eligible investors” for each fund (other than Legg Mason Investment Counsel Maryland Tax Free Income Trust) to the extent that such fund offers such classes:

Class A shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund.

Retirement Plans with omnibus accounts held on the books of the fund can generally invest in Class A, Class C, Class FI, Class R, Class I and Class IS shares.

The following amends anything to the contrary in the section of the Prospectus titled “Retirement and Institutional Investors – eligible investors – Class C shares – Retirement Plans” for each fund (other than Legg Mason Investment Counsel Maryland Tax Free Income Trust) to the extent that such fund offers such classes:

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

For the Legg Mason Investment Counsel Financial Services Fund, the following replaces the first sentence of the second paragraph under the section of the Prospectus titled “More on fund management” and amends information to the contrary in the section of the SAI titled “Investment Management and Other Services – Subadviser.”

Legg Mason Investment Counsel, LLC (“LMIC” or the “subadviser”) provides the day-to-day portfolio management of the fund, other than the management of cash and short-term instruments (which is performed by LMPFA).

The following is added to the section of the SAI or, if applicable, replaces the corresponding information in the SAI for each fund (other than Legg Mason Investment Counsel Maryland Tax Free Income Trust) to the extent that such fund offers such classes:

Grandfathered Retirement Program with Exchange Features

Certain retirement plan programs with exchange features in effect prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”), that are authorized by the distributor to offer eligible retirement plan investors the opportunity to exchange all of their Class C shares for Class A shares of an applicable fund sold by the distributor, are permitted to maintain such share class exchange feature for current and prospective retirement plan investors. Under the Grandfathered Retirement Program, Class C shares of a fund may be purchased by plans investing less than $3 million. Class C shares are eligible for exchange into Class A shares not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances:

If a participating plan’s total Class C holdings in all non-money market funds sold by the distributor equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C shares, but instead may acquire Class A shares of the same fund. Any Class C shares not converted will continue to be subject to the distribution fee.

For further information regarding this Program, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C exchange privileges applicable to their plan.

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST

Fund	Date of Prospectus and SAI
Legg Mason Investment Counsel Social Awareness Fund	May 31, 2012
Legg Mason Investment Counsel Financial Services Fund	July 31, 2011
Legg Mason Capital Management All Cap Fund	August 31, 2011
Legg Mason ClearBridge Aggressive Growth Fund	December 31, 2011
Legg Mason ClearBridge Fundamental All Cap Value Fund	January 31, 2012
Legg Mason ClearBridge Small Cap Value Fund	January 31, 2012
Legg Mason Global Currents International Small Cap Opportunity Fund	January 31, 2012
Legg Mason ClearBridge Appreciation Fund	February 29, 2012
Legg Mason ClearBridge Tactical Dividend Income Fund	February 29, 2012
Legg Mason Esemplia Emerging Markets Equity Fund	February 29, 2012
Legg Mason ClearBridge Equity Fund	February 29, 2012
Legg Mason Batterymarch Global Equity Fund	February 29, 2012
Legg Mason Global Currents International All Cap Opportunity Fund	February 29, 2012
Legg Mason ClearBridge Large Cap Value Fund	February 29, 2012
Legg Mason ClearBridge Mid Cap Core Fund	February 29, 2012
Legg Mason ClearBridge Small Cap Growth Fund	February 29, 2012
Legg Mason ClearBridge Mid Cap Growth Fund	February 29, 2012
Legg Mason ClearBridge Large Cap Growth Fund	March 31, 2012
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2012
Legg Mason ClearBridge Equity Income Builder Fund	May 1, 2012
Legg Mason Permal Tactical Allocation Fund	May 1, 2012
Legg Mason Lifestyle Allocation 50%	May 31, 2012
Legg Mason Lifestyle Allocation 70%	May 31, 2012
Legg Mason Lifestyle Allocation 85%	May 31, 2012
Legg Mason Target Retirement 2015	May 31, 2012
Legg Mason Target Retirement 2020	May 31, 2012
Legg Mason Target Retirement 2025	May 31, 2012
Legg Mason Target Retirement 2030	May 31, 2012
Legg Mason Target Retirement 2035	May 31, 2012
Legg Mason Target Retirement 2040	May 31, 2012
Legg Mason Target Retirement 2045	May 31, 2012
Legg Mason Target Retirement 2050	May 31, 2012
Legg Mason Target Retirement Fund	May 31, 2012

SCHEDULE B

LEGG MASON TAX FREE INCOME FUND

Fund	Date of Prospectus and SAI
Legg Mason Investment Counsel Maryland Tax-Free Income Trust	July 31, 2011

LEGG MASON INVESTMENT TRUST

Fund	Date of Prospectus and SAI
Legg Mason Capital Management Opportunity Trust	May 1, 2012

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Fund	Date of Prospectus and SAI
Legg Mason BW Diversified Large Cap Value Fund	January 31, 2012
Legg Mason Capital Management Disciplined Equity Research Fund	February 29, 2012
Legg Mason Capital Management Value Trust	February 29, 2012
Legg Mason Capital Management Special Investment Trust	February 29, 2012
Legg Mason Capital Management Growth Trust	February 29, 2012
Legg Mason Strategic Real Return Fund	March 31, 2012
Legg Mason Batterymarch Emerging Markets Trust	May 1, 2012
Legg Mason Batterymarch International Equity Trust	May 1, 2012
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	May 1, 2012

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